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                                                                      CONSECO(R)


CONSECO VARIABLE INSURANCE COMPANY

Formerly
GREAT AMERICAN RESERVE INSURANCE COMPANY



Annual Report to
Contract Owners

December 31, 1998






                                          Rydex Advisor Variable Annuity Account

ANNUAL REPORT TO CONTRACT OWNERS
Table of Contents

December 31, 1998

================================================================================

Rydex Advisor Variable Annuity Account                                      Page
Statement of Assets and Liabilities as of December 31, 1998 ...............    2
Statement of Operations for the Year Ended December 31, 1998 ..............    3
Statements of Changes in Net Assets
  for the Years Ended December 31, 1998 and 1997 ..........................    5
Notes to Financial Statements .............................................    9
Report of Independent Accountants .........................................   11

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
Statement of Assets and Liabilities

December 31, 1998

====================================================================================================================================

                                                                                 SHARES                COST                VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:

  Investments in Rydex Variable Trust portfolio shares,
  at net asset value (Note 2):
     Juno Fund ....................................................                8,187.8         $     68,747         $     68,802
     Money Market I Fund ..........................................           40,968,656.6           40,968,657           40,968,655
     Nova Fund ....................................................            1,842,133.2           28,068,573           29,256,759
     OTC Fund .....................................................            1,126,249.1           20,669,670           22,037,316
     Precious Metals Fund .........................................              464,174.2            2,683,754            2,694,995
     Ursa Fund ....................................................              874,306.5            5,498,574            5,509,005
     U.S. Government Bond Fund ....................................              374,466.8            5,016,942            4,972,544
------------------------------------------------------------------------------------------------------------------------------------
         Total assets .........................................................................................          105,508,076

Liabilities:
   Amounts due to Conseco Variable Insurance Company ..........................................................              106,182
                                                                                                                        ------------
         Net assets (Note 6) ..................................................................................         $105,401,894
====================================================================================================================================

                                                                                  UNITS             UNIT VALUE        REPORTED VALUE
                                                                              ------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
     Juno Fund ....................................................                8,180.7         $   8.383692         $     68,584
     Money Market I Fund ..........................................            3,871,940.2            10.567066           40,915,048
     Nova Fund ....................................................            1,845,343.0            15.845676           29,240,708
     OTC Fund .....................................................            1,127,437.9            19.522364           22,010,254
     Precious Metals Fund .........................................              464,950.2             5.792543            2,693,244
     Ursa Fund ....................................................              875,815.4             6.286469            5,505,786
     U.S. Government Bond Fund ....................................              373,333.0            13.307877            4,968,270
------------------------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' deferred annuity reserves ..................................         $105,401,894
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
Statement of Operations

For the Year Ended December 31, 1998



====================================================================================================================================
                                                                               RYDEX                         MONEY
                                                                           VARIABLE TRUST      JUNO         MARKET I        NOVA
                                                                               1998(1)        1998(2)        1998(2)       1998(2)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Interest received from investments in securities .....................   $        --    $     8,048    $ 1,176,135   $   422,178
   Dividends from investments in securities .............................            --             --             --         9,338
   Dividends from investments in portfolio shares .......................       232,050             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
     Total investment income ............................................       232,050          8,048      1,176,135       431,516
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees ......................................       183,695          1,918        271,471       151,616
   Administrative fees ..................................................        22,044            230         32,576        18,194
   Other ................................................................            --          3,505        347,483       263,278
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .....................................................       205,739          5,653        651,530       433,088
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income ............................................        26,311          2,395        524,605        (1,572)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) on investments:
   Net realized gains (losses) on sales of investments in securities ....            --        (21,692)            --    (1,384,843)
   Net change in unrealized appreciation
     (depreciation) of investments in securities ........................            --          1,819             --       944,617
------------------------------------------------------------------------------------------------------------------------------------
     Net loss on investments in securities ..............................            --        (19,873)            --      (440,226)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains on sales of investments in portfolio shares .......     9,159,007             --             --            --
   Net change in unrealized depreciation of investments
     in portfolio shares ................................................    (1,573,770)            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
     Net gain on investments in portfolio shares ........................     7,585,237             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ............   $ 7,611,548    $   (17,478)   $   524,605   $  (441,798)
====================================================================================================================================


(1)  Period November 2, 1998, through December 31, 1998.

(2)  Period January 1, 1998, through November 1, 1998.



   The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
Statement of Operations - Continued

For the Year Ended December 31, 1998



====================================================================================================================================
                                                                                                                             U.S.
                                                                                             PRECIOUS                     GOVERNMENT
                                                                                OTC           METALS          URSA           BOND
                                                                               1998(2)        1998(2)        1998(2)       1998(2)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Interest received from investments in securities .....................   $    22,106    $       220    $   219,060   $    12,680
   Dividends from investments in securities .............................         5,412          6,396             --        48,402
   Dividends from investments in portfolio shares .......................            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
     Total investment income ............................................        27,518          6,616        219,060        61,082
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees ......................................       119,669          9,169         64,878        16,279
   Administrative fees ..................................................        14,360          1,100          7,785         1,953
   Other ................................................................       199,277         16,991        107,515        23,416
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .....................................................       333,306         27,260        180,178        41,648
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income ............................................      (305,788)       (20,644)        38,882        19,434
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) on investments:
   Net realized gains (losses) on sales of investments in securities ....       465,853         53,198     (1,045,533)      118,373
   Net change in unrealized appreciation (depreciation)
     of investments in securities .......................................     3,223,602         19,034       (108,381)      (46,092)
------------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in securities .......................     3,689,455         72,232     (1,153,914)       72,281
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on sales of investments in
     portfolio shares ...................................................            --             --             --            --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .................................            --             --             --            --
     Net gain (loss) on investments in portfolio shares .................            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations .......................   $ 3,383,667    $    51,588    $(1,115,032)  $    91,715
====================================================================================================================================

(2)  Period January 1, 1998, through November 1, 1998

   The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
Statements of Changes in Net Assets

For the Year Ended December 31, 1998, and the Period Ended December 31, 1997



====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST             JUNO
                                                                                  --------------------------------------------------
                                                                                       1998 (1)         1998 (2)         1997 (3)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ........................................................   $      26,310    $       2,395    $       6,316
   Net realized gains (losses) on sales of investments ..........................       9,159,007          (21,692)         (26,480)
   Net change in unrealized appreciation (depreciation) of investments ..........      (1,573,770)           1,819               --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......................       7,611,547          (17,478)         (20,164)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ...............................................      15,167,095            2,976        6,578,572
   Contract redemptions .........................................................      (2,204,222)          (1,268)      (6,558,408)
   Net transfers (to) from fixed account ........................................          11,808          111,042               --
   Net assets transferred to Rydex Variable Trust ...............................      84,815,666          (95,272)              --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from contract owners' transactions ..............      97,790,347           17,478           20,164
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ...............................................     105,401,894               --               --
Net assets, beginning of period .................................................              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ................................................   $ 105,401,894    $          --    $          --
====================================================================================================================================

(1)  Period November 2, 1998, through December 31, 1998.

(2)  Period January 1, 1998, through November 1, 1998.

(3)  Period May 7, 1997, through December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
Statements of Changes in Net Assets - Continued

For the Year Ended December 31, 1998, and the Period Ended December 31, 1997



====================================================================================================================================
                                                                             MONEY MARKET I                        NOVA
                                                                     ---------------------------------------------------------------
                                                                        1998 (2)         1997 (3)         1998 (2)        1997 (3)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (loss) ...................................  $     524,605   $     221,638    $      (1,572)  $      25,410
   Net realized gains (losses) on sales of investments ............             --              --       (1,384,843)        112,377
   Net change in unrealized appreciation of investments ...........             --              --          944,617         198,918
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........        524,605         221,638         (441,798)        336,705
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .................................     53,901,012     122,126,822           79,915      76,198,580
   Contract redemptions ...........................................     (4,910,715)   (104,445,088)        (810,397)    (66,087,249)
   Net transfers (to) from fixed account ..........................    (35,290,688)             --       15,083,137              --
   Net assets transferred to Rydex Variable Trust .................    (32,127,586)             --      (24,358,893)             --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions .......................................    (18,427,977)     17,681,734      (10,006,238)     10,111,331
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......................    (17,903,372)     17,903,372      (10,448,036)     10,448,036
Net assets, beginning of period ...................................     17,903,372              --       10,448,036              --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..................................  $          --   $  17,903,372    $          --   $  10,448,036
====================================================================================================================================

(2)  Period January 1, 1998, through November 1, 1998.

(3)  Period May 7, 1997, through December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
Statements of Changes in Net Assets - Continued

For the Year Ended December 31, 1998, and the Period Ended December 31, 1997



====================================================================================================================================
                                                                                 OTC                         PRECIOUS METALS
                                                                   -----------------------------------------------------------------
                                                                      1998 (2)          1997 (3)         1998 (2)        1997 (4)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment loss ..........................................  $    (305,788)   $     (15,375)   $     (20,644)   $      (5,585)
   Net realized gains (losses) on sales of investments ..........        465,853          (81,503)          53,198         (365,727)
   Net change in unrealized appreciation
     (depreciation) of investments ..............................      3,223,602         (105,801)          19,034           39,904
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......      3,383,667         (202,679)          51,588         (331,408)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ...............................         30,385       18,825,274             (657)       4,476,176
   Contract redemptions .........................................       (346,725)     (16,255,190)         (10,139)      (3,626,858)
   Net transfers (to) from fixed account ........................     10,730,100               --          608,988               --
   Net assets transferred to Rydex Variable Trust ...............    (16,164,832)              --       (1,167,690)              --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions .....................................     (5,751,072)       2,570,084         (569,498)         849,318
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ....................     (2,367,405)       2,367,405         (517,910)         517,910
Net assets, beginning of period .................................      2,367,405               --          517,910               --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ................................  $          --    $   2,367,405    $          --    $     517,910
====================================================================================================================================

(2)  Period January 1, 1998, through November 2, 1998.

(3)  Period May 7, 1997, through December 31, 1997.

(4)  Period May 29, 1997, through December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
Statements of Changes in Net Assets - Continued

For the Year Ended December 31, 1998, and the Period Ended December 31, 1997



====================================================================================================================================
                                                                                URSA                    U.S. GOVERNMENT BOND
                                                                   -----------------------------------------------------------------
                                                                       1998 (2)         1997 (3)        1998 (2)         1997 (4)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (loss) ................................   $      38,882    $      (3,330)   $      19,434    $       5,858
   Net realized gains (losses) on sales of investments .........      (1,045,533)        (254,521)         118,373           14,916
   Net change in unrealized appreciation
     (depreciation) of investments .............................        (108,381)         (77,323)         (46,092)          16,633
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....      (1,115,032)        (335,174)          91,715           37,407
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ..............................          22,859       45,239,040               69        3,840,174
   Contract redemptions ........................................        (400,593)     (42,025,022)         (23,708)      (2,985,562)
   Net transfers (to) from fixed account .......................       4,285,421               --        4,269,799               --
   Net assets transferred to Rydex Variable Trust ..............      (5,671,499)              --       (5,229,894)              --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ....................................      (1,763,812)       3,214,018         (983,734)         854,612
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...................      (2,878,844)       2,878,844         (892,019)         892,019
Net assets, beginning of period ................................       2,878,844               --          892,019               --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...............................   $          --    $   2,878,844    $          --    $     892,019
====================================================================================================================================

(2)  Period January 1, 1998, through November 2, 1998.

(3)  Period May 7, 1997, through December 31, 1997.

(4)  Period May 29, 1997, through December 31, 1997.


   The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
Notes to Financial Statements

December 31, 1998

================================================================================

(1)  General

     Rydex Advisor Variable Annuity Account (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on April 15, 1996, as a segregated investment account for individual variable annuity contracts issued by Conseco Variable Insurance Company (the "Company") (formerly Great American Reserve Insurance Company prior to its name change in October 1998) and commenced operations on May 7, 1997. The Account was originally registered as a diversified, open-ended investment company. On November 2, 1998, the Account was reorganized as a unit investment trust pursuant to an Agreement and Plan of Reorganization approved by the contract owners of the Account on October 26, 1998 (the "Reorganization"). On November 2, 1998, the Account transferred its assets into the corresponding portfolios of the Rydex Variable Trust in exchange for shares of the portfolios. The respective interests of the contract owners in the Account immediately after the Reorganization were equal to their interests in the Juno, Money Market I, Nova, OTC, Precious Metals, Ursa and the U.S. Government Bond subaccounts immediately before the Reorganization.

     The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     Since November 2, 1998, the Account invests solely in the Rydex Variable Trust (the "Trust"). The Trust consists of seven funds: Juno, Money Market, Nova, OTC, Precious Metals, Ursa and U.S. Government Bond. The Trust is managed by PADCO Advisors II, Inc. ("PADCO").

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective funds of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. Prior to November 2, 1998, interest income was accrued on a daily basis. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) Purchases and Sales of Investments in Securities and Investments in Portfolio Shares

     The aggregate cost of purchases of investments in securities were $116,032,035 for the period January 1, 1998, through November 2, 1998. The aggregate proceeds from sales of investments in securities were $120,715,273 for the period January 1, 1998, through November 2, 1998.

     The aggregate cost of purchases of investments in portfolio shares were $297,900,921 for the period November 2, 1998, to December 31, 1998 (including transfers related to the Reorganization of $80,508,735). The aggregate proceeds from sales of investments in portfolio shares were $204,085,011 for the period November 2, 1998, through December 31, 1998.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
Notes to Financial Statements - Continued

December 31, 1998

================================================================================

(4)  Deductions and Expenses

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses. The Company deducts daily from the Account a fee, which is equivalent on an annual basis to 1.25 percent of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These total fees for the Account were $818,697 and $154,279 for the periods ended December 31, 1998 and 1997, respectively.

     The Company provides sales and administrative services to the Account. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. These total fees for the Account were $344,498 and $8,611 for the periods ended December 31, 1998 and 1997, respectively. The Company also deducts daily from the Account a fee, which is equivalent on an annual basis to 0.15 percent of the daily value of the total investments of the Account for administrative expenses. These total fees for the Account were $98,244 and $18,514 for the periods ended December 31, 1998 and 1997, respectively.

     Under the terms of an investment advisory contract, the Account paid PADCO investments advisory fees calculated at an annual percentage rate of 0.50 percent of the average net assets of the Money Market and the U.S. Government Bond subaccounts, 0.75 percent of the average net assets of the Nova, Precious Metals and OTC subaccounts, and 0.90 percent of the average net assets of the Ursa and the Juno subaccounts.

     PADCO Services, Inc. (the "Servicer") provided tactical allocation administrative services to the Account during the periods of May 7, 1997, through December 31, 1997, and January 1, 1998, through November 2, 1998, calculated at an annual percentage rate of 0.20 percent of the average net assets of the Money Market, U.S. Government Bond, Precious Metals and the OTC subaccounts; and at an annual rate of 0.25 percent of the average net assets of the Nova, Ursa and the Juno subaccounts. The Servicer also provided other necessary services to the Account, such as accounting and auditing services, custody, printing and mailing, etc. during these periods.

     PADCO and the Servicer voluntarily agreed to waive their investment advisory and tactical allocation administrative service fees and, if necessary, to reimburse any subaccount expenses which would cause the ratios of expenses to average net assets to exceed 2.80 percent in the Nova, OTC and Precious Metals subaccounts, 2.90 percent in the Juno and Ursa subaccounts, 2.20 percent in the Money Market subaccount and 2.40 percent in the U.S. Government Bond subaccount for the period May 7, 1997, through December 31, 1997. Effective January 1, 1998, these voluntary limitations increased to 3.60 percent in the Nova, OTC and Precious Metals subaccounts, 3.70 percent in the Juno and Ursa subaccounts, 3.00 percent in the Money Market subaccount, and 3.20 percent in the U.S. Government Bond subaccount.

     The investment advisory fees were payable during the periods of May 7, 1997, through December 31, 1997, and January 1, 1998, through November 2, 1998. The applicable fees paid by the Account were $331,465 and $77,484 for the 1998 and 1997 periods, respectively. However, the Account was reimbursed $85,124 and $77,484 from PADCO for the 1998 and 1997 periods, respectively. Expenses paid by the Account to the Servicer during the 1998 and 1997 periods were $200,318 and $26,693 for the 1998 and 1997 periods, respectively. However, the Account was reimbursed $20,511 and $26,693 for the 1998 and 1997 periods, respectively. Both expenses are reported as other expenses in the Statement of Operations.

(5)  Other Transactions With Affiliates

     Conseco Equity Sales, Inc., a wholly owned subsidiary of Conseco, Inc., acts as principal underwriter for the Account.

(6)  Net Assets

     Net assets consisted of the following at December 31, 1998:

================================================================================
Proceeds from the sales of units since organization,
   less cost of units redeemed ...............................      $ 95,606,795
Undistributed net investment income ..........................           515,442
Undistributed net realized gains on sales
  of investments .............................................         6,746,497
Net unrealized appreciation of investments ...................         2,533,160
--------------------------------------------------------------------------------
     Net assets ..............................................      $105,401,894
================================================================================



10

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REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================

To The Board of Directors of Conseco Variable
Insurance Company and Contract Owners of
Rydex Advisor Variable Annuity Account

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Rydex Advisor Variable Annuity Account (the "Account") at December 31, 1998 and the results of its operations for the year ended December 31, 1998 and the changes in its net assets from inception (May 7, 1997) through December 31, 1997 and for the year ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/s/Pricewaterhouse Coopers LLP

Indianapolis, Indiana
February 24, 1999



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                          ======================================================
                          Rydex Advisor Variable Annuity Account
                          SPONSOR
                          Conseco Variable Insurance Company - Carmel, Indiana. DISTRIBUTOR
                          Conseco Equity Sales, Inc. - Carmel, Indiana. INDEPENDENT PUBLIC ACCOUNTANTS
                          PricewaterhouseCoopers LLP - Indianapolis, Indiana.













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                                                                          [LOGO]
                                                                      CONSECO(R)















                                         Conseco Variable Insurance Company is a
                               subsidiary of Conseco, Inc., a financial services
                                  organization headquartered in Carmel, Indiana.
                                 Conseco is dedicated to providing its customers
                                   with solutions for both wealth protection and
                                      wealth creation. Through its subsidiaries,
                                Conseco is one of the nation's leading providers
                                    of supplemental health insurance, retirement
                               annuities, universal life insurance, and consumer
                                   and commercial finance products and services.


                                              CONSECO VARIABLE INSURANCE COMPANY
                                                    11815 N. Pennsylvania Street
                                                           Carmel, Indiana 46032

                                    (C) 1999, Conseco Variable Insurance Company
                                                             CV-027 (2/99) 03967